Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 71.5%
Long-Term Municipal Bonds - 71.5%
Alabama - 0.4%
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)(b)	$2,675	$2,886,512
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/24	3,650	3,846,078

		6,732,590

American Samoa - 0.0%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (b)	400	434,044

Arizona - 3.5%
City of Phoenix Civic Improvement Corp.
(Phoenix Sky Harbor International Airport)
Series 2010C
5.00%, 7/01/24	5,305	5,504,786
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23 (Pre-refunded/ETM)	2,500	2,681,275
5.00%, 7/01/24 (Pre-refunded/ETM)	4,085	4,381,203
AGM Series 2010
5.00%, 7/01/19	5,000	5,000,000
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/30	3,535	4,413,023
Pima County Regional Transportation Authority
(Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	1,862,363
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	25,146,006
State of Arizona
(State of Arizona COP)
Series 2019A
5.00%, 10/01/21-10/01/22 (c)	13,615	14,939,911
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,800	1,819,602

		65,748,169

California - 0.8%
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	7,255	7,255,000

	Principal Amount (000)	U.S. $ Value
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	$2,275	$2,302,982
San Francisco City & County Airport Comm
(San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,028,239
State of California
Series 2014
5.00%, 10/01/29	50	59,028
Series 2015
5.00%, 8/01/22-3/01/26	3,500	4,075,199

		14,720,448

Colorado - 1.3%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(b)	2,375	2,555,927
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	315,216
Series 2011A
5.50%, 11/15/19	4,375	4,439,619
Series 2018A
5.00%, 12/01/29	9,000	11,165,760
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/19 (a)(b)	1,000	1,012,910
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,050,600
5.125%, 1/15/23	2,000	2,053,140

		23,593,172

Connecticut - 2.7%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/26 (Pre-refunded/ETM)	1,650	2,049,449
5.00%, 11/01/27-11/01/31	6,975	8,307,385
Series 2017C
5.00%, 8/15/25	1,000	1,161,360
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,186,552
Series 2016A
5.00%, 3/15/23-3/15/24	27,430	30,906,076
Series 2018C
5.00%, 6/15/27	1,415	1,732,526

		50,343,348

District of Columbia - 1.1%
District of Columbia
Series 2017D
5.00%, 6/01/21	3,250	3,478,475

	Principal Amount (000)	U.S. $ Value
Metropolitan Washington Airports Authority
Series 2018A
5.00%, 10/01/29-10/01/30	$6,180	$7,698,860
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/21-7/01/22	7,715	8,383,353

		19,560,688

Florida - 5.8%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,660	8,443,158
Series 2012A-1
5.00%, 6/01/21	10,490	11,200,593
City of Jacksonville FL
Series 2010A
5.00%, 10/01/19 (Pre-refunded/ETM) (a)	2,690	2,714,425
City of Jacksonville FL
(City of Jacksonville FL Non Ad Valorem)
Series 2010A
5.00%, 10/01/19	1,885	1,901,456
City of Jacksonville FL
(City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	2,500	2,696,150
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/19-10/01/20	5,050	5,144,935
County of Lee FL Airport Revenue
(Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,677,554
AGM Series 2010A
5.50%, 10/01/19	1,615	1,631,731
County of Seminole FL Water & Sewer Revenue
Series 2015B
5.00%, 10/01/19	2,420	2,442,022
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	3,925	3,812,156
Florida State Board of Education
(State of Florida)
Series 2017F
5.00%, 6/01/23	1,310	1,494,094
Florida’s Turnpike Enterprise
Series 2015B
5.00%, 7/01/20-7/01/24	18,145	19,613,636
Martin County Industrial Development Authority
(Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	2,640	2,691,190
North Broward Hospital District
Series 2017B
5.00%, 1/01/27-1/01/32	13,610	15,910,662
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	2,210	2,368,170

	Principal Amount (000)	U.S. $ Value
School District of Broward County/FL
(Broward County School Board/FL COP)
Series 2011A
5.00%, 7/01/20	$7,250	$7,512,740
South Miami Health Facilities Authority
(Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/27-8/15/30	10,925	13,507,031
St. Lucie County School Board
(St. Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,780,954

		107,542,657

Georgia - 0.6%
Main Street Natural Gas, Inc.
(Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	6,465	7,040,514
State of Georgia
Series 2016E
5.00%, 12/01/23	3,550	4,110,226

		11,150,740

Hawaii - 2.1%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24 (Pre-refunded/ETM)	5,800	6,242,772
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	10,962,462
University of Hawaii
Series 2016
5.00%, 10/01/22-10/01/26	18,785	21,953,724

		39,158,958

Illinois - 7.1%
Chicago O’Hare International Airport
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	32,582,414
Illinois Finance Authority
(Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,731,747
Illinois Finance Authority
(Memorial Health Obligated Group)
5.00%, 4/01/30-4/01/32	7,195	8,853,378
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2018A
5.00%, 5/15/32-5/15/33	26,905	32,364,197
State of Illinois
Series 2012
5.00%, 8/01/21	1,665	1,768,846
Series 2013
5.00%, 7/01/21-7/01/22	1,805	1,925,087
Series 2013A
5.00%, 4/01/20-4/01/22	3,640	3,835,422

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 2/01/21-5/01/24	$4,220	$4,644,038
Series 2016
5.00%, 2/01/22-2/01/24	6,750	7,406,870
Series 2017A
5.00%, 12/01/25	3,810	4,336,999
Series 2017D
5.00%, 11/01/24	12,010	13,562,653
State of Illinois
(State of Illinois Sales Tax)
Series 2016D
5.00%, 6/15/22-6/15/23	16,965	18,358,028

		131,369,679

Kansas - 0.2%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	2,862,870

Kentucky - 1.1%
Kentucky Economic Development Finance Authority
(Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/26-6/01/31	10,460	12,035,252
Kentucky Public Energy Authority
(Morgan Stanley)
Series 2018C
4.00%, 12/01/49	8,500	9,365,640

		21,400,892

Louisiana - 0.3%
Louisiana Local Government Environmental Facilities & Community Development Auth
(St. James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30 (a)	1,550	1,731,009
Orleans Parish Parishwide School District
AGM Series 2010
5.00%, 9/01/19	4,230	4,255,380

		5,986,389

Maryland - 0.3%
State of Maryland Department of Transportation
Series 2018
5.00%, 10/01/24	4,860	5,753,754

Massachusetts - 2.1%
Commonwealth of Massachusetts
Series 2011A
5.00%, 4/01/25 (Pre-refunded/ETM)	8,750	9,313,587
Series 2016C
5.00%, 4/01/26	6,025	7,380,083
Series 2016H
5.00%, 12/01/22	9,655	10,850,965
Massachusetts Bay Transportation Authority
(Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	5,424,604

	Principal Amount (000)	U.S. $ Value
Massachusetts Department of Transportation
(Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue)
Series 2010B
5.00%, 1/01/20	$1,000	$1,018,330
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/21	5,385	5,806,376

		39,793,945

Michigan - 2.7%
City of Detroit MI
5.00%, 4/01/26-4/01/28	3,675	4,124,061
City of Detroit MI Sewage Disposal System Revenue
(Great Lakes Water Authority Sewage Disposal System Revenue)
NATL Series 2005B
5.50%, 7/01/21	3,585	3,869,398
City of Detroit MI Water Supply System Revenue
(Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,045,390
Great Lakes Water Authority Water Supply System Revenue
Series 2018A
5.00%, 7/01/24-7/01/27	7,245	8,612,522
Michigan Finance Authority
(Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/24	10,115	11,832,325
Michigan Strategic Fund
(Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/33	1,090	1,309,417
South Lyon Community Schools
Series 2016
5.00%, 5/01/21-5/01/28	5,080	5,909,836
University of Michigan
Series 2017A
5.00%, 4/01/23	1,955	2,220,997
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22	2,000	2,198,780

		50,122,726

Mississippi - 1.0%
Mississippi Development Bank
Series 2010C
5.00%, 8/01/22 (Pre-refunded/ETM) (a)	3,870	4,020,543
5.00%, 8/01/23 (Pre-refunded/ETM) (a)	1,790	1,859,631

	Principal Amount (000)	U.S. $ Value
Series 2010D
5.00%, 8/01/23 (Pre-refunded/ETM) (a)	$3,835	$3,984,182
Mississippi Development Bank
(State of Mississippi Department of Corrections)
Series 2010C
5.00%, 8/01/22-8/01/23	5,445	5,645,840
Series 2010D
5.00%, 8/01/23	3,695	3,831,013

		19,341,209

Missouri - 0.0%
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	340	401,940

Nebraska - 1.4%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	17,000	19,092,700
Omaha Public Power District
Series 2011C
5.00%, 2/01/24 (Pre-refunded/ETM)	6,420	6,789,343

		25,882,043

Nevada - 0.5%
County of Clark Department of Aviation
(Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,028,816
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,170,280
County of Clark NV
(County of Clark NV Fuel Tax)
Series 2016
5.00%, 7/01/19	6,195	6,195,000

		9,394,096

New Jersey - 4.6%
New Jersey Economic Development Authority
Series 2011EE
5.25%, 9/01/19 (Pre-refunded/ETM)	915	920,801
5.25%, 9/01/19 (Pre-refunded/ETM) (a)	2,465	2,480,406
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/23	1,610	1,792,928
Series 2017B
5.00%, 11/01/20-11/01/22	6,280	6,842,885
AMBAC Series 2005K
5.50%, 12/15/19	1,880	1,913,276
New Jersey Health Care Facilities Financing Authority
(Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/27	1,325	1,631,340

	Principal Amount (000)	U.S. $ Value
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	$4,265	$4,295,324
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	7,340	8,022,033
Series 2018A
5.00%, 6/15/24-6/15/30	6,055	7,015,424
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 6/15/29	3,075	3,681,390
Series 2012A
5.00%, 6/15/24	2,500	2,715,250
Series 2018A
5.00%, 12/15/30	5,975	7,081,032
New Jersey Turnpike Authority
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	18,185,040
Series 2017B
5.00%, 1/01/30	1,565	1,947,017
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,527,208
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/28	3,450	4,203,031

		86,254,385

New Mexico - 0.2%
City of Farmington NM
(Southern California Edison Co.)
1.875%, 4/01/29	3,210	3,201,975

New York - 8.5%
City of New York NY
Series 2013H
5.00%, 8/01/25	2,510	2,870,411
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	12,917,132
Series 2015A
5.00%, 8/01/23	7,220	8,272,171
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	18,567,415
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	15,399,393
Series 2017C
5.00%, 11/15/30	4,340	5,383,466
New York City Transitional Finance Authority Building Aid Revenue
(New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/31	7,000	8,781,920
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	23,502,588

	Principal Amount (000)	U.S. $ Value
Series 2014C
5.00%, 11/01/28	$10,665	$12,398,063
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM) (a)	5	5,468
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	17,796,091
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	30,549,997
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/31	1,590	1,901,338

		158,345,453

North Carolina - 0.3%
State of North Carolina
(State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/23-3/01/26	5,350	6,146,817

Ohio - 0.7%
County of Cuyahoga/OH
(MetroHealth System (The))
Series 2017
5.00%, 2/15/25-2/15/28	5,500	6,353,005
County of Hamilton/OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,305,830
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	475	482,125
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (a)	425	431,375
State of Ohio Major New State Infrastructure Project
(State of Ohio Fed Hwy Grant)
Series 2014
5.00%, 12/15/21	1,105	1,203,632

		12,775,967

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,291,610

Oregon - 0.3%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26	825	880,737
5.25%, 4/01/26 (Pre-refunded/ETM) (a)	5,105	5,442,032

		6,322,769

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 4.5%
Allegheny County Sanitary Authority
BAM Series 2013
5.00%, 12/01/24-12/01/25	$7,470	$8,513,801
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/22 (b)	1,350	1,434,780
Beaver County Industrial Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	1,245	1,263,675
Capital Region Water Revenue
Series 2018
5.00%, 7/15/29	1,500	1,863,705
Coatesville School District
AGM Series 2017
5.00%, 8/01/22-8/01/23	2,375	2,635,770
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/26	1,000	1,211,470
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	2,790,856
Moon Industrial Development Authority
(Baptist Homes Society)
Series 2015
5.125%, 7/01/25 (a)	2,535	2,699,648
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25 (Pre-refunded/ETM)	9,585	10,432,122
5.00%, 12/01/26 (Pre-refunded/ETM)	4,080	4,440,590
Series 2017
5.00%, 6/01/28	2,905	3,518,827
Series 2017B
5.00%, 6/01/31	11,050	13,074,692
Series 2017S
5.00%, 12/01/28-12/01/30	8,105	9,825,865
Series 2019
5.00%, 12/01/24-12/01/25 (c)	7,900	9,295,768
Series 2019A
5.00%, 12/01/31-12/01/32	4,005	4,895,365
Philadelphia Authority for Industrial Development
(City of Philadelphia PA)
Series 2018
5.00%, 5/01/32	3,205	3,885,389
State Public School Building Authority
(School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,204,006

		82,986,329

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	$1,010	$1,163,338
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	905	993,708
AGC Series 2007N
5.25%, 7/01/34-7/01/36	2,115	2,374,885
AGM Series 2007C
5.50%, 7/01/31	100	117,594
NATL Series 2005L
5.25%, 7/01/35	155	166,571
NATL Series 2007N
5.25%, 7/01/32	200	216,692
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	3,680	3,767,400
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	415	461,177
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24 (a)	1,477	1,255,376

		10,516,741

South Carolina - 0.9%
Patriots Energy Group Financing Agency
(Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	7,390	8,092,715
Renewable Water Resources
Series 2018A
5.00%, 1/01/25	7,220	8,595,049

		16,687,764

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority
(Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/28	2,000	2,467,300

Tennessee - 0.7%
Tennessee Energy Acquisition Corp.
(Goldman Sachs Group, Inc. (The))
Series 2017A
4.00%, 5/01/48	5,415	5,804,663
Series 2018
4.00%, 11/01/49	6,500	7,162,480

		12,967,143

Texas - 7.2%
Austin Community College District Public Facility Corp.
(Austin Community College District)
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,145,180

	Principal Amount (000)	U.S. $ Value
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	$11,990	$12,990,986
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24	1,290	1,507,094
Series 2015C
5.00%, 7/15/22-7/15/26	3,030	3,436,543
City of Dallas TX
Series 2014
5.00%, 2/15/22	19,045	20,805,710
City of Houston TX Airport System Revenue
(United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	2,900	2,978,764
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	663,936
Series 2014
5.00%, 2/01/21	2,000	2,115,700
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,119,340
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,061,040
Fort Bend Independent School District
Series 2010
5.00%, 8/15/21	5,205	5,418,821
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	1,860	1,947,104
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20	4,015	4,180,900
5.00%, 8/15/21 (Pre-refunded/ETM)	3,000	3,120,870
5.00%, 8/15/24 (Pre-refunded/ETM)	3,510	3,651,418
Irving Hospital Authority
(Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/28	1,100	1,298,924
Metropolitan Transit Authority of Harris County
(Metropolitan Transit Authority of Harris County Sales & Use Tax)
Series 2018
5.00%, 11/01/29	1,185	1,506,597
New Hope Cultural Education Facilities Finance Corp.
(Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/23	1,160	1,322,040
State of Texas
Series 2014
5.00%, 4/01/22	1,790	1,969,448
Texas A&M University
Series 2013B
5.00%, 5/15/23	3,950	4,491,150

	Principal Amount (000)	U.S. $ Value
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22	$20,035	$22,387,710
University of Houston
Series 2017A
5.00%, 2/15/23	13,870	15,643,696
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	9,755	9,979,853
Via Metropolitan Transit
(Via Metropolitan Transit Sales Tax)
Series 2017
5.00%, 7/15/24	2,580	3,015,556

		134,758,380

Virginia - 0.3%
Greater Richmond Convention Center Authority
(Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,363,488

Washington - 7.0%
Chelan County Public Utility District No. 1
Series 2011A
5.25%, 7/01/22	7,835	8,405,231
Series 2011B
5.50%, 7/01/23	5,540	5,964,641
Clark County Public Utility District No. 1
Series 2010
5.00%, 1/01/21	7,960	8,101,927
5.00%, 1/01/21 (Pre-refunded/ETM) (a)	3,875	3,943,897
Energy Northwest
(Bonneville Power Administration)
Series 2011A	14,690	15,757,154
5.00%, 7/01/22-7/01/23
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	10,191,373
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	10,303,674
Series 2018A
5.00%, 5/01/26-5/01/29	14,375	17,456,847
Series 2018B
5.00%, 5/01/26-5/01/28	16,040	19,648,929
Snohomish & Island Counties School District No. 41 Stanwood-Camano
Series 2018
5.00%, 12/15/27	1,000	1,261,830
Snohomish County Public Utility District No. 1
Series 2010
5.00%, 12/01/19	5,415	5,498,012
Series 2012
5.00%, 12/01/26	6,065	6,768,843

	Principal Amount (000)	U.S. $ Value
State of Washington
Series 20152
5.00%, 7/01/24	$3,755	$4,420,273
Series 2015R
5.00%, 7/01/23	3,735	4,270,450
State of Washington
(State of Washington COP)
Series 2015C
5.00%, 1/01/21-7/01/21	8,095	8,636,067

		130,629,148

West Virginia - 0.1%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	1,395	1,390,229

Wisconsin - 0.3%
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,245	3,589,522
Series 2016B
5.00%, 12/01/25	2,510	2,873,272

		6,462,794

Total Municipal Obligations (cost $1,277,703,526)		1,332,862,649

	Shares
INVESTMENT COMPANIES - 22.1%
Funds and Investment Trusts - 22.1% (e)
iShares Core MSCI EAFE ETF	921,201	56,561,741
iShares Core MSCI Emerging Markets ETF	1,013,239	52,121,014
SPDR S&P 500 ETF Trust	998,617	292,594,781
Vanguard Mid-Cap ETF	64,928	10,853,365

Total Investment Companies (cost $335,266,465)		412,130,901

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.7%
United States - 0.7%
U.S. Treasury Notes
2.125%, 11/30/23 (f)	$1,698	1,725,062
2.50%, 5/31/20 (f)(g)	2,397	2,407,487
2.625%, 2/15/29 (g)	7,796	8,222,344

Total Governments - Treasuries (cost $12,002,902)		12,354,893

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
S&P 500 Index Expiration: Sep 2019; Contracts: 105,000; Exercise Price: USD 3,100.00; Counterparty: JPMorgan Chase Bank, NA (d) (premiums paid $1,917,300)	USD	325,500,000	$1,407,498

	Shares
SHORT-TERM INVESTMENTS - 6.0%
Investment Companies - 3.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.33% (e)(h)(i) (cost $62,768,598)		62,768,598	62,768,598

	Principal Amount (000)
U.S. Treasury Bills - 2.6%
U.S. Treasury Bill
Zero Coupon, 7/25/19 (f)(g)		$27,000	26,964,900
Zero Coupon, 8/15/19		22,000	21,943,075

Total U.S. Treasury Bills (cost $48,892,507)			48,907,975

Total Short-Term Investments (cost $111,661,105)			111,676,573

Total Investments - 100.4% (cost $1,738,551,298) (j)			1,870,432,514
Other assets less liabilities - (0.4)%			(7,476,061)

Net Assets - 100.0%			$1,862,956,453

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	1,968	September 2019	$77,562,603	$1,866,952
FTSE 100 Index Futures	191	September 2019	17,874,270	143,748
Hang Seng Index Futures	15	July 2019	2,736,760	9,994
MSCI Emerging Markets Futures	147	September 2019	7,742,490	267,593
Russell 2000 E-Mini Futures	351	September 2019	27,502,605	486,923
S&P Mid 400 E-Mini Futures	28	September 2019	5,460,000	94,260
SPI 200 Futures	23	September 2019	2,647,729	22,564
Sold Contracts
S&P 500 E-Mini Futures	621	September 2019	91,417,410	(467,677)
S&P TSX 60 Index Futures	27	September 2019	4,031,599	(37,108)
TOPIX Index Futures	36	September 2019	5,178,871	(10,418)

				$2,376,831

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	5,883	USD	4,370	8/15/19	$(127,109)
Bank of America, NA	GBP	11,206	USD	14,456	8/15/19	194,637
Bank of America, NA	USD	13,753	GBP	10,821	8/15/19	17,868
BNP Paribas SA	USD	37,796	AUD	54,196	8/15/19	307,505
BNP Paribas SA	USD	6,996	CHF	6,998	8/15/19	201,468
Citibank, NA	AUD	6,182	USD	4,407	8/15/19	61,494
Citibank, NA	EUR	17,959	USD	20,188	8/15/19	(304,813)
Citibank, NA	JPY	2,933,329	USD	26,855	8/15/19	(441,024)
Citibank, NA	USD	1,957	EUR	1,719	8/15/19	4,949
Citibank, NA	USD	9,473	GBP	7,446	8/15/19	3,091
Credit Suisse International	AUD	7,264	USD	5,189	8/15/19	81,606
Credit Suisse International	GBP	1,626	USD	2,126	8/15/19	56,628
Credit Suisse International	NOK	83,305	USD	9,594	8/15/19	(185,179)
Credit Suisse International	USD	6,698	AUD	9,372	8/15/19	(109,121)
Credit Suisse International	USD	8,963	CAD	11,987	8/15/19	199,637
Deutsche Bank AG	USD	1,816	CHF	1,823	8/15/19	58,917
Goldman Sachs Bank USA	EUR	10,618	USD	11,924	8/15/19	(192,365)
JPMorgan Chase Bank, NA	AUD	13,199	USD	9,246	8/15/19	(34,182)
JPMorgan Chase Bank, NA	GBP	14,916	USD	18,953	8/15/19	(28,653)
JPMorgan Chase Bank, NA	JPY	1,326,305	USD	12,083	8/15/19	(259,068)
JPMorgan Chase Bank, NA	USD	12,308	CHF	12,315	8/15/19	358,658
JPMorgan Chase Bank, NA	USD	15,298	EUR	13,393	8/15/19	(15,094)
JPMorgan Chase Bank, NA	USD	9,650	GBP	7,358	8/15/19	(285,374)
JPMorgan Chase Bank, NA	USD	4,506	SEK	41,624	8/15/19	(9,572)
Morgan Stanley & Co., Inc.	USD	3,128	JPY	344,207	8/15/19	75,537
Natwest Markets PLC	JPY	531,327	USD	4,920	8/15/19	(24,661)
Natwest Markets PLC	USD	28,859	EUR	25,468	8/15/19	203,688
Natwest Markets PLC	USD	14,310	NOK	124,413	8/15/19	294,049
Natwest Markets PLC	USD	9,214	NZD	14,001	8/15/19	200,897
Natwest Markets PLC	USD	6,987	SEK	66,659	8/15/19	214,593
Standard Chartered Bank	USD	24,913	CAD	33,282	8/15/19	526,069
State Street Bank & Trust Co.	CHF	12,315	USD	12,287	8/15/19	(379,998)
State Street Bank & Trust Co.	USD	9,352	NZD	14,130	8/15/19	149,812
UBS AG	USD	3,912	AUD	5,672	8/15/19	75,946
UBS AG	USD	30,682	JPY	3,367,366	8/15/19	653,455

						$1,544,291

CENTRALLY CLEARED INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets Inc.	USD	42,110	6/17/24	1.760%	CPI	#	Maturity	$40,124

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 61,040	6/17/21	3 Month LIBOR	1.907%	Quarterly /Semi-Annual	$100,199	$	– 0	–	$100,199

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	1,344	$(134,377)	$(178,177)	$43,800
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	97	(9,698)	(9,790)	92
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	662	(66,133)	(67,514)	1,381
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	53	(5,300)	(5,399)	99
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1	(100)	(126)	26
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	995	(99,484)	(98,869)	(615)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	863	(86,286)	(83,234)	(3,052)

						$(401,378)	$(443,109)	$41,731

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	27,267	9/20/20	2.263%	CPI	#	Maturity	$(347,582)
Barclays Bank PLC	USD	24,198	10/15/20	2.208%	CPI	#	Maturity	(269,922)
Barclays Bank PLC	USD	13,963	10/15/20	2.210%	CPI	#	Maturity	(156,452)
Barclays Bank PLC	USD	12,000	10/23/26	2.310%	CPI	#	Maturity	(962,863)
Barclays Bank PLC	USD	10,000	12/04/27	2.170%	CPI	#	Maturity	(275,792)
Barclays Bank PLC	USD	10,000	10/23/29	2.388%	CPI	#	Maturity	(997,738)
Barclays Bank PLC	USD	13,000	12/04/32	2.233%	CPI	#	Maturity	(506,740)
Citibank, NA	USD	17,600	10/17/20	2.220%	CPI	#	Maturity	(198,691)
Citibank, NA	USD	25,380	12/14/20	1.548%	CPI	#	Maturity	437,213
Citibank, NA	USD	28,000	10/23/21	2.039%	CPI	#	Maturity	(983,784)
Citibank, NA	USD	22,000	11/04/23	1.900%	CPI	#	Maturity	29,802
Citibank, NA	USD	10,000	7/20/27	2.104%	CPI	#	Maturity	(185,918)
Deutsche Bank AG	USD	12,900	7/15/20	1.265%	CPI	#	Maturity	468,465
Deutsche Bank AG	USD	10,000	9/04/25	1.818%	CPI	#	Maturity	(7,535)
JPMorgan Chase Bank, NA	USD	24,484	8/30/20	2.210%	CPI	#	Maturity	(299,814)
JPMorgan Chase Bank, NA	USD	10,000	3/02/24	2.175%	CPI	#	Maturity	(223,029)
JPMorgan Chase Bank, NA	USD	29,100	7/15/24	2.165%	CPI	#	Maturity	(331,519)
JPMorgan Chase Bank, NA	USD	33,000	7/20/24	1.995%	CPI	#	Maturity	(205,999)
JPMorgan Chase Bank, NA	USD	13,000	11/04/26	2.015%	CPI	#	Maturity	(117,429)
JPMorgan Chase Bank, NA	USD	28,000	12/27/28	2.009%	CPI	#	Maturity	(361,673)
Morgan Stanley Capital Services LLC	USD	56,000	7/20/22	1.939%	CPI	#	Maturity	(71,147)

								$(5,568,147)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $16,647,121 or 0.9% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $143,887,434 and gross unrealized depreciation of investments was $(13,471,189), resulting in net unrealized appreciation of $130,416,245.

As of June 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SD	-	School District
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,288,461,750		$44,400,899		$1,332,862,649
Investment Companies		412,130,901		– 0	–	– 0	–	412,130,901
Governments - Treasuries		– 0	–	12,354,893		– 0	–	12,354,893
Options Purchased - Calls		– 0	–	1,407,498		– 0	–	1,407,498
Short-Term Investments:
Investment Companies		62,768,598		– 0	–	– 0	–	62,768,598
U.S. Treasury Bills		– 0	–	48,907,975		– 0	–	48,907,975

Total Investments in Securities		474,899,499		1,351,132,116		44,400,899		1,870,432,514
Other Financial Instruments (a):
Assets:
Futures		848,776		2,043,258		– 0	–	2,892,034
Forward Currency Exchange Contracts		– 0	–	3,940,504		– 0	–	3,940,504
Centrally Cleared Inflation (CPI) Swaps		– 0	–	40,124		– 0	–	40,124
Centrally Cleared Interest Rate Swaps		– 0	–	100,199		– 0	–	100,199
Inflation (CPI) Swaps		– 0	–	935,480		– 0	–	935,480
Liabilities:
Futures		(504,785)		(10,418)		– 0	–	(515,203)
Forward Currency Exchange Contracts		– 0	–	(2,396,213)		– 0	–	(2,396,213)
Credit Default Swaps		– 0	–	(401,378)		– 0	–	(401,378)
Inflation (CPI) Swaps		– 0	–	(6,503,627)		– 0	–	(6,503,627)

Total		$475,243,490		$1,348,880,045		$44,400,899		$1,868,524,434

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$42,765,497		$42,765,497
Accrued discounts/(premiums)	(192,986)		(192,986)
Realized gain (loss)	(4,967)		(4,967)
Change in unrealized appreciation/depreciation	(22,513)		(22,513)
Purchases	8,178,216		8,178,216
Sales	(6,322,348)		(6,322,348)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$44,400,899		$44,400,899

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(22,513)		$(22,513)

As of June 30, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

												Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 6/30/19 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$82,382	$409,547	$429,160	$	– 0	–	$	– 0	–	$62,769		$1,424		$	– 0	–
AB All Market Real Return Portfolio	80,033	425	76,655		(5,946)			2,143		– 0	–	– 0	–		– 0	–

Total	$162,415	$409,972	$505,815		$(5,946)			$2,143		$62,769		$1,424		$	– 0	–